LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of finance lease and operating lease by lessee [abstract]
Disclosure changes in lease obligation [Table Text Block]
	December 31, 2019	December 31, 2018

Balance at January 1, 2019	$739,106	$-
Liability settled	$(183,342)	$-
Interest expense	$35,419	$-
Balance - end of the period	$591,183	$-

Current portion	$204,248	$-
Long-term portion	$386,935	$-
Total lease obligation	$591,183	$-